Property, plant, and equipment, net (Tables)	12 Months Ended
Sep. 30, 2021
Property, plant, and equipment, net
Schedule of property, plant, and equipment, stated at cost less accumulated depreciation

	September 30,	September 30,
	2021	2020

Property and buildings	$7,828,294	$7,427,906
Machinery and equipment	7,793,640	7,131,358
Office equipment	119,107	113,096
Vehicles	132,173	117,048
Subtotal	15,873,214	14,789,408
Construction in progress	5,253,930	5,238,614
Less: accumulated depreciation	(6,841,587)	(5,733,319)
Property, plant, and equipment, net	$14,285,557	$14,294,703